Other assets and liabilities	6 Months Ended
Jun. 30, 2023
Other Assets And Other Liabilities [Line Items]
Disclosure Of Other Assets And Other Liabilities Explanatory
Note 11

Other assets and liabilities
a) Other financial assets measured at

amortized cost

USD m 30.6.23 31.3.23 31.12.22
Debt securities 43,664 40,646 44,594
Loans to financial advisors 2,588 2,571 2,611
Fee- and commission-related receivables 2,774 1,927 1,812
Finance lease receivables 5,868 1,345 1,315
Settlement and clearing accounts

811 542 1,175
Accrued interest income 2,746 1,300 1,259
Other 6,477 847 499
Total other financial assets measured at amortized cost 64,928 49,179 53,264 of which: Credit Suisse
1
12,841
1 Refer to Note 2 for more information about the acquisition of the Credit Suisse Group.
b) Other non-financial assets

USD m 30.6.23 31.3.23 31.12.22
Precious metals and other physical commodities

5,794 4,506 4,471
Deposits and collateral provided in connection with litigation,

regulatory and similar matters
1
3,006 2,235 2,205
Prepaid expenses 3,138 1,265 1,076
Current tax assets

1,331 167 182
VAT,

withholding tax and other tax receivables
1,279 1,733 1,286
Properties and other non-current assets held for sale 485 370 369
Other 1,885 681 578
Total other non-financial assets 16,919 10,958 10,166
of which: Credit Suisse
2
6,971
1 Refer to Note 15 for more information.

2 Refer to Note 2 for more information about the acquisition of the Credit Suisse Group.
c) Other financial liabilities measured at

amortized cost

USD m 30.6.23 31.3.23 31.12.22
Other accrued expenses 3,653 1,895 1,760
Accrued interest expenses 4,639 1,920 1,949
Settlement and clearing accounts 1,931 1,548 1,075
Lease liabilities 5,810 3,294 3,334
Other

3,370 1,634 1,457
Total other financial liabilities measured at amortized cost 19,403 10,292 9,575 of which: Credit Suisse
1
7,415
1 Refer to Note 2 for more information about the acquisition of the Credit Suisse Group.
e) Other non-financial liabilities

USD m 30.6.23 31.3.23 31.12.22
Compensation-related liabilities 7,310 4,550 6,822
of which: net defined benefit liability 777 485 469
Current tax liabilities 1,630 968 1,071
Deferred tax liabilities 434 266 236
VAT,

withholding tax and other tax payables
822 676 592
Deferred income 828 290 235
Other 970 62 84
Total other non-financial liabilities 11,994 6,811 9,040
of which: Credit Suisse
1
4,383
1 Refer to Note 2 for more information about the acquisition of the Credit Suisse Group.
d) Other financial liabilities designated at

fair value

USD m 30.6.23 31.3.23 31.12.22
Financial liabilities related to unit-linked investment contracts 15,124 14,243 13,221
Securities financing transactions 13,295 9,707 15,333
Over-the-counter debt instruments and other 7,703 1,809 1,684
Total other financial liabilities designated at fair value 36,122 25,758 30,237 of which: Credit Suisse
1
6,996
1 Refer to Note 2 for more information about the acquisition of the Credit Suisse Group.